Cash,Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Collateral amount held with swap provider	$ 1,300	$ 200
Cash, cash equivalents and restricted cash	66,130	$ 71,515
Variable Interest Entity, Primary Beneficiary [Member]
Cash, cash equivalents and restricted cash	$ 796